Schedule I - Consolidated Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 9,241,686
Fair value	8,919,749
Amount at which shown in the Balance Sheet	8,920,788
United States Government, Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	305,336
Fair value	301,926
Amount at which shown in the Balance Sheet	301,926
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	747,872
Fair value	762,465
Amount at which shown in the Balance Sheet	762,465
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	22,476
Fair value	19,977
Amount at which shown in the Balance Sheet	19,977
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	5,830,098
Fair value	5,524,406
Amount at which shown in the Balance Sheet	5,524,406
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	83,965
Fair value	87,688
Amount at which shown in the Balance Sheet	87,688
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	307,430
Fair value	300,967
Amount at which shown in the Balance Sheet	300,967
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	404,935
Fair value	392,045
Amount at which shown in the Balance Sheet	392,045
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	7,922,300
Fair value	7,611,953
Amount at which shown in the Balance Sheet	7,611,953
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	176,782
Fair value	176,782
Amount at which shown in the Balance Sheet	176,782
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	13,527
Fair value	2,976
Amount at which shown in the Balance Sheet	2,976
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	269,016
Fair value	269,016
Amount at which shown in the Balance Sheet	269,016
Other securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,319,386
Fair value	1,307,796
Amount at which shown in the Balance Sheet	1,308,835
Commercial Mortgage Loan
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	853,073
Fair value	852,034
Amount at which shown in the Balance Sheet	853,073
Redeemable Preferred Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	14,800
Fair value	14,800
Amount at which shown in the Balance Sheet	14,800
Fixed maturities, available for sale
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	7,716,912
Fair value	7,404,274
Amount at which shown in the Balance Sheet	7,404,274
Trading Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	194,785
Fair value	197,651
Amount at which shown in the Balance Sheet	197,651
Common Stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	6,988
Fair value	6,988
Amount at which shown in the Balance Sheet	6,988
Fair value option securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	10,603
Fair value	10,028
Amount at which shown in the Balance Sheet	$ 10,028